INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORY
Schedule of inventory

	December 31,	December 31,	December 31,
	2018	2017	2016
Raw materials	$242,300	$175,487	$83,934
Work in progress	2,435	171,599	62,040
Finished goods	14,007	51,470	50,749
	$258,742	$398,556	$196,723